Accounts Receivable (Details) - USD ($)	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Receivables [Abstract]
Accounts receivable	$ 309,099	$ 791,728	$ 1,615,582
Reserve for doubtful accounts
Accounts receivable, net	$ 309,099	$ 791,728	$ 1,615,582